Significant Accounting Policies (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Significant Accounting Policies (Details) [Line Items]
Federal depository insurance coverage	$ 250,000	$ 250,000
Cash	$ 565,173	$ 551,258	$ 0
IPO and Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	20,400,000	20,400,000
IPO [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	11,500,000	11,500,000
Private Placement [Member]
Significant Accounting Policies (Details) [Line Items]
Exercisable to purchase shares	8,900,000	8,900,000